John Hancock Multifactor Large Cap ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
John Hancock Dimensional Large Cap Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.26%	12.73%	13.75%
None or SAME
Prospectus [Line Items]
Average Annual Return, Percent	15.90%	12.40%	13.41%
None or SAME | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.60%	12.07%	13.02%
None or SAME | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.61%	9.86%	11.15%